February 27, 2013	Adam M. Schlichtmann

617-951-7114

617-235-7346 fax

adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Western Asset Funds, Inc. (Registration Nos. 33-34929 and 811-06110) (the “Corporation”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Corporation pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 64 to the Corporation’s Registration Statement under the Securities Act and Amendment No. 66 to the Corporation’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 64/66”), including: a Prospectus and Statement of Additional Information relating to Western Asset Global Government Bond Fund and other information and the signature page.

This Amendment No. 64/66 relates solely to Western Asset Global Government Bond Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Corporation. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 64/66 become effective seventy-five days after filing.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Regards,

/s/ Adam Schlichtmann

Adam M. Schlichtmann